General (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
General [Abstract]
Cash equivalents and short-term deposits	$ 23,779		$ 23,779
Loss incurred	(11,845)	$ (10,477)	(23,719)	$ (19,164)	$ (42,601)
Cash flows from operating activities			20,342
Accumulated deficit	$ (198,606)		$ (198,606)		$ (174,887)